Earnings per Common Share (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Numerator
Net income/(loss) attributable to Tsakos Energy Navigation Limited	$ 33,527	$ (37,462)	$ (49,263)
Preferred share dividends, Series B	(4,000)	(2,567)	0
Preferred share dividends, Series C	(4,438)	(1,109)	0
Net income/(loss) attributable to common stock holders	$ 25,089	$ (41,138)	$ (49,263)
Denominator
Weighted average common shares outstanding	79,114,401	56,698,955	53,301,039
Basic and diluted gain/(loss) per common share	$ 0.32	$ (0.73)	$ (0.92)